Vanguard® New Jersey Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (102.0%)
New Jersey (93.2%)
[1]	Atlantic City Board of Education GO	4.000%	4/1/26	200	204
[1]	Atlantic City Board of Education GO	4.000%	4/1/27	210	217
[1]	Atlantic City Board of Education GO	4.000%	4/1/28	230	239
[1]	Atlantic City Board of Education GO	4.000%	4/1/29	215	225
[1]	Atlantic City Board of Education GO	4.000%	4/1/30	170	177
[1]	Atlantic City Board of Education GO	4.000%	4/1/31	175	181
[1]	Atlantic City Board of Education GO	4.000%	4/1/32	175	180
[1]	Atlantic City Board of Education GO	4.000%	4/1/33	180	184
[1]	Atlantic City Board of Education GO	4.000%	4/1/34	150	153
[2]	Atlantic City NJ GO	5.000%	3/1/32	750	782
[2]	Atlantic City NJ GO	5.000%	3/1/37	4,420	4,576
[1]	Atlantic City NJ GO	5.000%	3/1/37	1,010	1,046
[2]	Atlantic City NJ GO	5.000%	3/1/42	710	728
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	5.000%	7/1/28	250	270
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	5.000%	7/1/29	200	220
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	5.000%	7/1/35	350	389
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/36	275	284
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/37	710	729
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/38	350	357
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/39	300	304
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/40	600	606
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/41	525	528
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/47	1,180	1,153
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/53	1,670	1,597
[1]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/28	3,000	3,142
	Atlantic County NJ GO	2.000%	6/1/35	1,160	929
	Atlantic County NJ GO	2.000%	6/1/38	785	588
	Atlantic County NJ GO	2.000%	6/1/39	1,310	955
	Belleville Township NJ BAN GO	5.000%	7/8/25	5,000	5,057
	Bergen County Improvement Authority Lease (Non-Terminable) Revenue	4.000%	10/15/42	4,705	4,836
	Bergen County NJ GO	3.000%	7/15/35	2,460	2,352
	Bergenfield Borough NJ BAN GO	4.250%	3/26/25	1,163	1,167
	Bergenfield Borough NJ GO	3.000%	8/1/40	1,645	1,483
	Bergenfield Borough NJ GO	3.000%	8/1/41	1,645	1,461
	Bergenfield Borough NJ GO	3.000%	8/1/42	1,645	1,447
[1]	Borough of Carlstadt NJ GO	2.000%	6/15/32	1,700	1,472
	Borough of New Milford NJ GO	2.000%	4/1/32	270	234
	Bridgewater-Raritan Regional School District GO	3.000%	7/15/43	6,655	5,777
	Burlington NJ GO	3.000%	5/1/33	1,745	1,683
	Burlington NJ GO	3.000%	5/1/34	1,790	1,716
	Burlington Township NJ GO	4.125%	10/1/42	690	704
	Camden County Improvement Authority Charter School Aid Revenue	6.000%	6/15/52	1,325	1,432
	Camden County Improvement Authority Charter School Aid Revenue	6.000%	6/15/62	5,075	5,457
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/32	570	599
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/52	1,865	1,872
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/62	3,520	3,505
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/36	3,310	3,402
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/32	515	542
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/34	500	525
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/36	80	81
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/38	715	724
[3]	Camden County Improvement Authority Revenue (Camden Prep High School Project)	4.000%	7/15/27	150	150
	Camden County NJ GO	3.000%	3/1/33	550	531

Vanguard® New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cape May NJ GO	3.000%	10/1/31	1,000	971
	Cape May NJ GO	2.375%	10/1/32	3,815	3,419
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/28	2,000	2,006
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/29	2,500	2,507
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/30	2,950	2,959
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/31	1,500	1,504
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/32	1,450	1,454
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	4.000%	11/1/34	120	120
	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	11/1/39	5,000	5,017
	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	11/1/44	16,475	16,530
[4,5]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/36	500	564
[4,5]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/36	550	620
[4,5]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/37	1,020	1,146
[4,5]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/37	775	871
[4,5]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/38	2,500	2,800
[4,5]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/39	1,600	1,786
[4,5]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/39	660	737
[4,5]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/40	1,600	1,783
[4,5]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/40	910	1,014
[4,5]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/41	1,300	1,439
[4,5]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/41	800	885
[4,5]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/42	1,950	2,148
[4,5]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/42	980	1,079
[4,5]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/43	900	987
[4,5]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	4.000%	11/1/44	3,250	3,210
[4,5]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/44	1,100	1,202
[1]	Clifton Board of Education GO	2.000%	8/15/40	3,550	2,508
[1]	Clifton Board of Education GO	2.125%	8/15/42	1,850	1,274
[1]	Clifton Board of Education GO	2.125%	8/15/43	1,155	779
[1]	Clifton Board of Education GO	2.250%	8/15/45	7,940	5,277
	Dover NJ BAN GO	4.500%	1/23/25	5,000	5,016
	East Brunswick Township Board of Education GO	4.000%	5/15/33	350	366
	East Brunswick Township Board of Education GO	3.000%	5/15/37	620	560
	East Brunswick Township Board of Education GO	3.000%	5/15/38	500	448
	East Brunswick Township Board of Education GO	3.000%	5/15/39	730	651
	East Brunswick Township Board of Education GO	3.000%	5/15/40	755	667
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/32	795	877
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/33	610	671
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/34	400	373
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/35	400	367
[2]	East Rutherford Board of Education GO	2.250%	7/15/41	668	479
	Edgewater Borough NJ GO	1.000%	2/15/34	1,105	862
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/30	165	169
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/38	545	540
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/46	815	762
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/51	2,200	2,009
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/56	5,275	4,728
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	8/1/60	1,000	848
[3]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/40	1,575	1,480
[3]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/60	3,850	3,264
	Essex County Improvement Authority Lease Revenue	4.000%	11/1/38	735	741
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	5.000%	8/1/35	250	275
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/37	300	307
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/38	615	625
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/39	635	643
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/40	665	672
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/41	690	694
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/46	1,050	1,051
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/56	3,800	3,724
[6]	Essex County Improvement Authority Recreational Revenue VRDO	3.000%	9/5/24	3,950	3,950
	Essex County NJ GO	2.000%	9/1/33	1,905	1,644

Vanguard® New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Essex County NJ GO	3.000%	8/15/34	1,495	1,453
	Essex County NJ GO	3.000%	8/15/35	3,000	2,883
	Essex County NJ GO	3.000%	8/15/36	4,880	4,626
	Essex County NJ GO	2.000%	9/1/36	1,250	1,016
	Essex County NJ GO	2.000%	9/1/37	2,035	1,623
	Essex County NJ GO	2.000%	9/1/47	3,900	2,523
	Ewing Township Board of Education GO	4.000%	7/15/34	3,040	3,101
	Ewing Township Board of Education GO	4.000%	7/15/35	3,045	3,097
	Fanwood Borough NJ GO	4.250%	2/28/25	1,000	1,004
	Flemington Raritan Regional Board of Education GO	3.000%	9/1/39	1,950	1,745
	Fort Lee Borough NJ GO	2.000%	11/1/33	2,715	2,286
	Fort Lee Parking Authority Auto Parking Revenue	5.000%	9/15/46	5,500	5,731
[1]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/28	5,050	5,339
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	6,535	5,729
	Gloucester County Improvement Authority College & University Revenue (Rowan University Business and Engineering School Projects)	5.000%	7/1/44	930	937
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park and Student Center Projects)	5.000%	7/1/33	275	304
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park and Student Center Projects)	5.000%	7/1/34	350	386
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park and Student Center Projects)	5.000%	7/1/36	1,000	1,098
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park and Student Center Projects)	4.000%	7/1/38	1,750	1,779
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park and Student Center Projects)	4.000%	7/1/39	1,340	1,359
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park and Student Center Projects)	4.000%	7/1/40	650	657
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park and Student Center Projects)	4.000%	7/1/51	2,500	2,443
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University General Capital Improvement Project)	5.000%	7/1/49	4,000	4,307
	Gloucester County Improvement Authority College & University Revenue (Rowan University General Capital Improvement Projects)	5.000%	7/1/31	1,950	1,979
	Gloucester County Improvement Authority College & University Revenue (Rowan University General Capital Improvement Projects)	5.000%	7/1/32	1,775	1,800
	Gloucester County Improvement Authority College & University Revenue (Rowan University General Capital Improvement Projects)	5.000%	7/1/33	2,275	2,307
	Gloucester County Improvement Authority College & University Revenue (Rowan University General Capital Improvement Projects)	5.000%	7/1/34	1,200	1,216
[1]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/30	1,200	1,256
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/36	725	813
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/37	725	747
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/38	640	656
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/38	1,150	1,280
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/39	575	587
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/39	650	718
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/40	1,250	1,377
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/41	1,150	1,262
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/42	700	765
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/43	1,000	1,089
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/44	1,000	1,086
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/54	3,500	3,747
	Gloucester Township NJ BAN GO	4.000%	7/23/25	5,000	5,029
[1]	Haddon Township NJ GO	2.000%	3/1/32	970	840
[2]	Harrison NJ GO	4.000%	3/1/38	330	334
	Hoboken NJ GO	3.000%	2/15/51	1,455	1,189
	Hoboken NJ GO	3.000%	2/15/52	1,455	1,179
	Howell Township NJ GO	2.000%	10/1/36	1,980	1,536
	Hudson County Improvement Authority Intergovernmental Agreement Revenue (Local Unit Loan Program)	4.500%	7/11/25	2,415	2,446
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	5/1/41	5,565	5,693
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	7,150	7,305
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/34	2,000	1,911
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/35	2,000	1,888
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/36	2,000	1,869
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/37	2,000	1,844
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/38	2,000	1,819

Vanguard® New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/39	2,000	1,797
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/41	4,500	4,538
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/51	10,000	9,744
	Hudson County Improvement Authority Lease Revenue	5.000%	6/15/37	2,120	2,190
	Hudson County Improvement Authority Lease Revenue	5.000%	8/1/42	1,300	1,316
	Hudson County NJ GO	2.000%	11/15/34	1,775	1,461
	Hudson County NJ GO	2.000%	11/15/35	1,000	803
	Hudson County NJ GO	2.125%	11/15/36	1,920	1,522
	Hudson County NJ GO	2.125%	11/15/37	1,000	778
	Hudson County NJ GO	2.250%	11/15/38	1,520	1,176
	Hudson County NJ GO	2.375%	11/15/39	1,000	773
	Hudson County NJ GO	2.375%	11/15/40	1,000	761
	Hudson County NJ GO	3.000%	11/15/41	1,700	1,457
[1]	Jersey City Board of Education GO	5.000%	8/15/38	350	401
[1]	Jersey City Board of Education GO	5.000%	8/15/39	450	511
[1]	Jersey City Board of Education GO	4.000%	8/15/40	650	668
[1]	Jersey City Board of Education GO	4.000%	8/15/41	500	512
[1]	Jersey City Board of Education GO	4.125%	8/15/42	875	900
[1]	Jersey City Board of Education GO	4.125%	8/15/43	625	639
[1]	Jersey City Board of Education GO	4.125%	8/15/44	1,150	1,172
[1]	Jersey City Municipal Utilities Authority Water Revenue	5.000%	10/15/49	2,000	2,201
[1]	Jersey City Municipal Utilities Authority Water Revenue	5.250%	10/15/54	1,455	1,622
	Jersey City Municipal Utilities Authority Water Revenue (New Jersey Water Project Notes)	5.000%	5/1/25	1,000	1,012
	Jersey City NJ GO	5.000%	11/1/31	510	541
	Jersey City NJ GO	5.000%	11/1/33	415	438
	Jersey City NJ GO	4.000%	11/1/34	2,000	2,033
	Jersey City NJ GO	4.000%	11/1/35	1,170	1,187
[2]	Jersey City NJ GO	4.000%	10/1/37	2,860	2,961
	Jersey City NJ GO	5.000%	11/1/37	1,000	1,046
	Jersey City NJ GO	3.000%	2/15/38	7,635	6,988
[2]	Jersey City NJ GO	4.125%	10/1/38	2,300	2,382
[2]	Jersey City NJ GO	4.375%	10/1/42	3,480	3,578
[2]	Jersey City NJ GO	4.375%	10/1/43	3,599	3,687
[1]	Kearny NJ GO	3.000%	2/1/30	1,680	1,663
[1]	Lakewood Township NJ GO	2.000%	11/1/32	1,610	1,385
[1]	Lenape Regional High School District GO	4.000%	1/1/41	3,750	3,829
[1]	Lenape Regional High School District GO	4.000%	1/1/42	2,795	2,840
[2]	Lindenwold Boro School District GO	3.000%	2/1/35	1,355	1,287
	Mercer County NJ GO	0.050%	2/15/32	5,000	3,753
[3]	Mercer County NJ GO TOB VRDO	3.890%	9/3/24	71,565	71,565
	Metuchen School District GO	4.000%	7/15/40	3,065	3,125
	Metuchen School District GO	4.000%	7/15/41	3,190	3,232
	Metuchen School District GO	4.000%	7/15/42	2,365	2,390
	Middlesex County Improvement Authority Auto Parking Revenue (New Brunswick Parking Deck Project)	4.000%	9/1/51	3,000	2,958
[7]	Middlesex County Improvement Authority Intergovernmental Agreement Revenue	5.000%	8/15/53	31,000	33,979
	Middlesex Monroe Township Board of Education GO, Prere.	5.000%	3/1/25	3,000	3,032
	Monmouth County Improvement Authority Intergovernmental Agreement Revenue	4.000%	7/15/34	1,800	1,820
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/36	50	52
	Monmouth County NJ GO	5.000%	7/15/34	580	634
	Monmouth Regional High School District GO	3.000%	2/1/32	1,255	1,241
	Monmouth Regional High School District GO	3.000%	2/1/33	1,015	995
	Monroe Township NJ GO	5.000%	1/15/29	425	470
	Monroe Township NJ GO	5.000%	1/15/33	460	513
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/30	2,000	2,079
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	1,025	1,052
	New Jersey Building Authority Lease (Appropriation) Revenue, Prere.	4.000%	6/15/26	605	620
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	4,910	5,105
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	1,160	1,178
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	4,000	4,208
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	2,220	2,455
	New Jersey Economic Development Authority Appropriations Revenue	3.375%	7/1/30	275	270
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/15/30	1,000	1,031
[2]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	2,115	2,084
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	2,070	2,070
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	8,165	8,354
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	5,825	5,703
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	3,405	3,460

Vanguard® New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/37	700	712
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	3,160	3,080
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	5,000	5,068
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	3,585	3,690
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	4,660	4,476
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/31	100	110
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/35	2,620	2,831
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/37	1,440	1,546
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/38	1,280	1,370
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/39	2,125	2,265
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/44	9,495	9,310
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/49	2,710	2,607
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/49	3,400	3,527
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	3,685	3,755
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,500	2,552
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	9,000	9,189
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	1,340	1,368
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/26	4,970	5,219
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/26	5,060	5,341
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	2,500	2,666
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,475	5,839
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/28	6,790	7,488
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	4.000%	6/15/29	1,030	1,024
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/39	825	829
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/49	1,110	1,091
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/54	1,455	1,418
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	4.000%	7/1/29	540	541
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	5.000%	7/1/38	350	356
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	5.000%	7/1/50	1,100	1,103
	New Jersey Economic Development Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	5.000%	7/15/25	510	516
	New Jersey Economic Development Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	5.000%	7/15/26	535	550
	New Jersey Economic Development Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	5.000%	7/15/27	560	579
	New Jersey Economic Development Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/37	130	126
	New Jersey Economic Development Authority Charter School Aid Revenue (TEAM Academy Charter School Project)	5.000%	12/1/48	2,465	2,507
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/30	650	680
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/37	1,470	1,521
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/42	10,000	10,251
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/41	2,105	2,106
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/49	5,000	4,784
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/44	4,905	4,830
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	3,000	3,119
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/37	1,065	1,236
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/38	2,440	2,817
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/39	2,000	2,294
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	260	264
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/26	2,515	2,538
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/31	345	377

Vanguard® New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/35	4,500	4,850
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/37	4,400	4,454
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/38	3,605	3,636
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/39	4,150	4,169
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/30	600	635
[2]	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/37	2,385	2,495
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	5,000	5,151
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	1,030	1,061
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	8,455	9,018
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	3,000	3,200
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	1,800	1,920
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/35	2,290	2,438
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	3,065	3,136
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	8,900	9,255
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/25	90	90
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,150	1,151
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	2,500	2,535
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	2,000	2,001
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	5,985	5,909
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,350	1,359
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,220	1,192
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	1,750	1,750
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	6,905	6,496
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	8,000	7,691
	New Jersey Economic Development Authority Miscellaneous Revenue (Seeing Eye Inc. 2017 Project)	5.000%	6/1/32	2,345	2,454
	New Jersey Economic Development Authority Municipal Rehabilitation Refunding Bonds Revenue	5.250%	4/1/27	6,000	6,378
	New Jersey Economic Development Authority Municipal Rehabilitation Refunding Bonds Revenue	5.250%	4/1/28	6,000	6,516
	New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/25	130	132
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	2,175	2,211
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	460	467
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	935	984
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	3,000	3,095
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	295	309
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	250	239
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	490	515
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	565	588
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	4,000	4,118
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	490	498
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	1,165	1,178
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	10,265	10,609
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	6,250	6,433
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	2,150	2,224
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/32	285	288
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	1,000	1,059
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,845	2,971
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,177
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,305	2,379
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,890	2,972
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	420	454
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/33	390	393
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,500	2,636
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,340	2,440
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,170	3,214
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	430	435
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	95	98
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,475	2,544
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	680	733
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,825	1,925
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,485	1,596
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,500	2,635
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,340	2,435
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	850	859
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,475	1,520

Vanguard® New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/35	81	81
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,130	1,209
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,485	1,542
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	2,100	2,160
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/36	1,175	951
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	1,800	1,814
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	775	763
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	4,975	5,224
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	3,285	3,498
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	2,250	2,277
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/37	2,350	1,855
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,100	1,167
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,340	1,352
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	930	967
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	1,980	2,090
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	750	835
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/39	2,000	1,497
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/39	600	600
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	1,050	1,102
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/40	2,000	1,458
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/40	1,000	992
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,670	2,575
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	1,230	1,240
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/41	3,025	2,152
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/41	850	841
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/41	2,000	2,272
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/42	515	375
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/42	750	743
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,080	2,126
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	3,000	3,395
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/43	4,000	4,548
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/43	2,155	2,428
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/44	1,400	1,571
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	12,640	13,082
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	440	415
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/47	6,100	5,585
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/47	850	822
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/47	2,845	2,204
[1]	New Jersey Educational Facilities Authority College & University Revenue	3.250%	7/1/49	1,400	1,181
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	6,495	4,953
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	9,450	8,765
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	2,850	2,826
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/52	1,125	1,065
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/53	7,000	6,966
	New Jersey Educational Facilities Authority College & University Revenue	5.250%	3/1/54	12,000	13,536
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/28	275	294
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/29	400	434
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/30	280	307
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/31	275	305
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/32	250	277
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/33	275	305
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/34	350	342
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/35	225	216
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/36	375	384
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/37	820	773
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/38	300	304
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/39	770	702
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/40	275	246

Vanguard® New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Educational Facilities Authority College & University Revenue VRDO	2.750%	9/4/24	1,300	1,300
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/26	10	10
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/39	2,810	3,131
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/40	2,000	2,226
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/41	1,750	1,940
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/42	1,140	1,259
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/43	1,250	1,375
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	4.625%	9/1/48	2,120	2,185
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.250%	9/1/53	2,230	2,442
	New Jersey GO	4.000%	6/1/31	10,000	10,734
	New Jersey GO	2.000%	6/1/32	3,400	2,913
	New Jersey GO	3.000%	6/1/32	11,150	10,983
	New Jersey GO	2.000%	6/1/33	1,500	1,253
	New Jersey GO	2.000%	6/1/34	2,500	2,046
	New Jersey GO	2.250%	6/1/34	2,785	2,364
	New Jersey GO	2.000%	6/1/35	1,500	1,202
	New Jersey GO	2.000%	6/1/36	1,500	1,172
	New Jersey GO	2.000%	6/1/37	1,500	1,147
	New Jersey GO	5.000%	6/1/41	5,000	5,231
	New Jersey GO	5.000%	6/1/42	4,500	4,706
	New Jersey GO, Prere.	5.000%	6/1/25	4,590	4,667
	New Jersey GO, Prere.	5.000%	6/1/25	2,760	2,806
	New Jersey GO, Prere.	5.000%	6/1/27	4,000	4,269
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/28	1,225	1,310
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/38	2,035	2,123
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	55	55
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,100	2,134
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,860	2,929
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.250%	7/1/29	465	467
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,940	3,009
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,950	1,980
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,200	2,250
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,540	1,678
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,850	1,878
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	500	505
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,310	2,360
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	300	314
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,055	2,124
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,445	2,569
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/32	1,695	1,606
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,455	2,656
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.125%	7/1/33	3,620	3,302
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,220	1,257
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,080	5,238
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,305	3,570
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,340	2,411
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,500	1,606
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,370	2,305
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,725	2,802
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,040	2,202
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,190	2,255
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,500	1,602
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,000	1,031
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	750	787
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	6,925	7,229
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,500	2,602
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,500	1,597
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.000%	7/1/36	2,000	1,590
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,750	3,848
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,000	1,044
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,365	2,455
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,500	1,589
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	4,670	4,772
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,755	7,031
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,600	3,732
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,645	1,734
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,130	1,041
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,360	4,439

Vanguard® New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,380	1,425
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,500	2,596
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	1,030	935
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	3,955	4,007
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	7,000	7,178
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	13,000	13,473
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	6,990	7,168
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	3,240	2,905
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	4,075	4,153
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	8,000	8,008
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	2,625	2,304
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	12,500	12,506
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,000	1,013
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	1,000	1,006
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,580	2,652
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	6,000	6,678
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/43	2,000	2,262
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	10,390	10,098
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/44	2,000	2,264
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	9,135	9,036
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.375%	7/1/46	2,500	1,661
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/46	6,480	5,218
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	2,640	2,678
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	12,675	12,312
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	5,395	5,018
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	17,965	16,417
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/49	10,400	8,263
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/49	12,000	13,319
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.625%	7/1/51	3,235	2,166
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	10,175	7,941
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	13,130	10,195
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	15,730	15,419
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/52	3,280	2,964
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	5,000	5,094
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.125%	7/1/54	15,875	15,587
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.250%	7/1/54	3,185	3,205
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/54	6,000	6,655
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/54	15,000	16,574
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/57	5,000	5,086
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.500%	9/5/24	1,475	1,475
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.920%	9/5/24	9,825	9,825
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/26	65	67
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,165	1,209
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	800	831
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,000	1,037
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,875	2,982
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,745	2,847
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.600%	5/1/26	5,750	5,782
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.875%	4/1/31	2,230	1,921
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	6,355	6,249
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	10/1/35	8,965	8,890
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	11/1/36	1,150	940
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/37	2,965	3,011
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/38	1,500	1,492
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.850%	10/1/39	4,830	4,772
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/40	2,030	1,518
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	11/1/40	2,150	1,611
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	1,000	755
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/42	10,860	10,909
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.950%	11/1/43	1,100	1,063
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.550%	10/1/44	3,000	3,045
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/45	800	569
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/45	1,000	721
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	11/1/45	1,000	906
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	10/1/46	3,825	2,612
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.600%	10/1/46	3,525	3,534
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/46	1,000	743
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/47	675	652
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/48	825	785
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	4/1/49	2,200	2,055

Vanguard® New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	865	680
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.700%	10/1/50	5,750	5,837
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/50	11,020	11,233
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/50	1,000	668
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	14,695	14,626
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/51	1,000	690
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	4/1/52	4,895	3,288
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	2,700	2,643
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	12,150	12,682
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/53	500	471
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/55	6,000	6,611
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.625%	11/1/56	1,000	676
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/56	1,000	670
[9]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.250%	12/20/65	5,100	5,368
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (New Center City Project)	5.000%	6/1/25	4,000	4,049
[9]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	4.080%	12/1/25	2,665	2,691
[3]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.940%	9/5/24	4,005	4,005
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/44	800	908
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.125%	9/1/46	1,720	1,130
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/46	2,000	2,258
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/49	2,065	2,316
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.250%	9/1/51	2,500	1,572
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/52	2,230	2,444
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/40	2,705	1,960
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/46	6,655	4,256
	New Jersey Infrastructure Bank Lease Revenue	2.250%	9/1/50	5,530	3,521
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/31	925	1,011
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/33	330	360
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/40	6,605	6,686
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/45	8,975	9,069
	New Jersey Rutgers State University College & University Revenue VRDO	3.970%	9/3/24	2,300	2,300
	New Jersey State Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/50	14,365	15,718
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	1,215	1,203
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	710	703
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,440	1,384
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,485	1,427
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	4,125	3,842
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	6,020	5,605
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	4,075	4,222
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	7,480	7,743
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,075	938
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	4,705	4,104
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	755	661
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,805	6,000
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,270	1,313
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	5,060	4,285
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	4,000	4,126
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	10,550	10,878
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	1,335	1,353
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	9,000	9,263
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,025	2,081
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	2,500	2,511
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	100	101
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	10,105	7,640
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	870	652
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	1,000	1,094
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	12,240	13,063
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	1,000	1,090
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	285	199
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	3,250	3,461
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	875	548
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	6,775	4,247
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	8,335	4,978
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,700	1,613
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	2,610	2,643
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	8,370	4,745
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	1,250	721
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	3,485	3,550
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	2,195	2,346

Vanguard® New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	1,800	1,805
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	5,180	2,643
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	3,000	2,988
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/44	6,000	6,050
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/28	355	361
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/29	2,000	2,033
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.625%	6/15/30	1,075	1,087
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/31	1,000	1,077
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	500	508
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	5,390	5,435
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	6,600	6,574
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	3,000	2,961
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	16,320	15,746
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/50	14,000	10,953
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	14,150	13,592
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.500%	6/15/50	2,000	2,206
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue TOB VRDO	3.070%	9/5/24	12,525	12,525
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	2,000	2,044
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,000	3,020
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/39	2,495	2,296
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	2,715	2,648
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	7,660	7,938
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	12,755	12,404
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	2,725	2,883
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	13,145	11,499
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	14,250	11,149
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	2,365	2,272
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	1,000	1,051
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	6,000	6,175
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	12,000	6,822
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	4,080	2,212
[4,10]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	100	99
[10,11]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	825	772
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/38	175	101
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/26	2,600	2,654
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,600	2,772
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	150	159
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	145	146
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	3,100	3,296
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	30	32
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	1,250	1,327
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	5,000	5,119
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,039
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	1,670	1,822
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/36	650	661
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/36	3,890	4,105
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	1,945	2,048
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/40	2,650	2,686
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	8,500	8,883
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	14,360	14,448
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	5,000	5,037
[5]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/42	10,000	11,154
	New Jersey Turnpike Authority Highway Revenue	4.250%	1/1/43	8,000	8,200
[5]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/43	20,000	22,232
[5]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/44	5,000	5,546
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	965	970
[5]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	22,500	24,912
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/46	5,000	5,489
	New Jersey Turnpike Authority Highway Revenue	4.500%	1/1/48	7,555	7,805
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	2,010	2,106
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	14,000	13,621
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/52	6,000	6,658
	New Jersey Turnpike Authority Highway Revenue	4.125%	1/1/54	10,000	9,890
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/54	12,000	13,412
[2]	Newark Board of Education GO	5.000%	7/15/31	500	566
[2]	Newark Board of Education GO	5.000%	7/15/32	875	987
[2]	Newark Board of Education GO	5.000%	7/15/33	520	585
[2]	Newark Board of Education GO	4.000%	7/15/35	500	520
[2]	Newark Board of Education GO	4.000%	7/15/36	475	491
[2]	Newark Board of Education GO	4.000%	7/15/37	450	463

Vanguard® New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Newark Board of Education GO	3.000%	7/15/38	1,350	1,196
[2]	Newark Board of Education GO	3.000%	7/15/39	1,550	1,345
[2]	Newark Board of Education GO	3.000%	7/15/40	3,025	2,566
[2]	Newark Board of Education GO	3.000%	7/15/41	3,855	3,211
[2]	Newark Board of Education GO	3.000%	7/15/42	800	659
[8]	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	5,500	5,945
	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	4.000%	1/1/37	8,600	8,662
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/52	3,920	4,391
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/62	9,370	10,871
[1]	Newark Parking Authority Lease (Non-Terminable) (Office Facility/Office Project) Revenue	5.250%	2/1/43	1,075	1,141
[1]	Newark Parking Authority Lease (Non-Terminable) (Office Facility/Office Project) Revenue	5.500%	2/1/51	1,600	1,698
[1]	North Bergen Township Board of Education GO	4.000%	7/15/41	910	926
	North Brunswick Township Board of Education GO	3.250%	8/15/31	395	394
	North Brunswick Township Board of Education GO	3.375%	8/15/37	1,695	1,642
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/37	1,485	1,725
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/38	1,000	1,150
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/39	1,100	1,252
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/40	1,100	1,246
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/41	1,000	1,136
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/42	1,045	1,192
	Ocean City NJ GO	2.250%	9/15/32	2,370	2,104
	Ocean County NJ GO	4.375%	11/1/41	3,405	3,693
	Ocean County NJ GO	4.375%	11/1/42	3,555	3,828
	Orange Township NJ BAN GO	4.750%	5/29/25	2,000	2,021
	Parsippany-Troy Hills Township NJ GO	4.000%	11/1/41	1,750	1,786
	Parsippany-Troy Hills Township NJ GO	4.000%	11/1/42	1,750	1,780
	Parsippany-Troy Hills Township NJ GO	4.000%	11/1/43	1,680	1,701
	Passaic County Improvement Authority Auto Parking Revenue	5.000%	5/1/42	2,500	2,598
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts and Science Charter School Project)	4.250%	7/1/33	570	582
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts and Science Charter School Project)	5.250%	7/1/43	1,340	1,398
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts and Science Charter School Project)	5.375%	7/1/53	1,000	1,033
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts and Science Charter School Project)	5.500%	7/1/58	1,000	1,037
	Passaic County Improvement Authority Lease (Non-Terminable) Revenue (DPW Building Project)	5.000%	5/1/33	720	730
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/33	110	115
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/34	125	130
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/36	145	136
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/37	150	140
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/44	755	640
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/34	1,000	1,057
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/35	1,200	1,267
	Passaic County NJ GO	3.000%	5/1/32	540	542
	Passaic County NJ GO	1.000%	12/1/35	1,675	1,238
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/35	1,615	1,495
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/36	1,495	1,358
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/37	1,935	1,731
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/38	970	852
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/39	500	433
[1]	Passaic Valley Water Commission Water Revenue	5.000%	12/1/41	360	401
[1]	Passaic Valley Water Commission Water Revenue	5.000%	12/1/43	800	883
[2]	Perth Amboy NJ GO	5.000%	3/15/29	690	761
[2]	Perth Amboy NJ GO	5.000%	3/15/30	600	673
[2]	Perth Amboy NJ GO	5.000%	3/15/31	750	853
	Plumsted Township NJ BAN GO	4.875%	1/22/25	1,296	1,303
	Rancocas Valley Regional High School District GO	3.000%	3/15/39	1,300	1,164
	Rancocas Valley Regional High School District GO	3.000%	3/15/40	1,300	1,149
	Saddle Brook Township NJ GO	2.125%	2/15/33	500	426
	Saddle Brook Township NJ GO	2.250%	2/15/34	500	425
[2]	Salem County NJ GO	3.000%	6/15/33	270	258
	Salem County NJ GO	2.000%	6/15/36	1,680	1,316
	Salem County NJ GO	2.000%	6/15/37	1,835	1,407
[2]	Sayreville Borough NJ GO	4.000%	1/15/42	2,160	2,197
	Somerville Borough NJ BAN GO	4.000%	1/28/25	2,500	2,506
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/34	1,915	1,953
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/39	2,910	2,956
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/49	2,450	2,503
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	200	216

Vanguard® New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,140	1,230
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	500	547
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	450	451
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	500	545
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	500	544
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	750	751
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	500	543
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	500	542
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	2,870	2,873
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	1,000	1,084
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	2,125	2,104
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/40	1,250	1,349
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	3,250	3,516
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	1,750	1,882
	South Jersey Transportation Authority Highway Revenue	4.500%	11/1/42	2,000	2,052
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	8,975	9,395
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	3,525	3,775
	South Jersey Transportation Authority Highway Revenue	4.625%	11/1/47	2,635	2,695
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	12,235	11,729
[2]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	3,265	3,185
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	5,300	5,691
[2]	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	3,650	3,969
	South Orange & Maplewood School District GO	2.000%	11/1/31	215	187
	South Orange & Maplewood School District GO	2.000%	8/15/32	115	99
	South Orange & Maplewood School District GO	2.000%	8/15/34	205	169
	South Orange & Maplewood School District GO	2.250%	11/1/37	1,120	891
	South Orange & Maplewood School District GO	3.000%	8/15/38	1,125	1,016
	South Orange & Maplewood School District GO	2.250%	11/1/38	1,000	779
[2]	South Orange & Maplewood School District GO	2.500%	11/1/39	1,955	1,548
	South Orange & Maplewood School District GO	2.000%	8/15/40	1,550	1,104
	South Orange & Maplewood School District GO	2.125%	8/15/41	1,525	1,083
	South Orange & Maplewood School District GO	2.500%	11/1/42	3,100	2,319
	Southampton Township NJ BAN GO	4.500%	3/19/25	1,195	1,202
	Springfield NJ Township School District GO	4.000%	5/1/40	885	902
	Sussex County Municipal Utilities Authority Resource Recovery Revenue (Landfill Expansion Project)	3.000%	12/1/41	1,100	966
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,310	2,433
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,580
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,535	1,617
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,750	3,946
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,850	2,996
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,750	2,889
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	2,920	3,062
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	2,000	2,093
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,100	3,102
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	6,800	7,107
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	15,080	15,445
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	6,810	6,871
	Toms River Board of Education GO	3.000%	7/15/36	1,815	1,693
	Toms River Board of Education GO	3.000%	7/15/37	1,825	1,683
	Toms River Township NJ GO	4.000%	6/1/38	1,190	1,236
	Township of Little Egg Harbor NJ BAN GO	4.000%	1/22/25	2,370	2,373
	Trenton NJ GO	4.500%	5/29/25	3,195	3,221
	Union County Improvement Authority Lease (Non-Terminable) Revenue (Union County Administration Complex Project)	4.125%	4/15/54	2,500	2,500
	Union County NJ GO	4.000%	3/1/32	3,000	3,166
	Union Township NJ/Union County GO	1.000%	8/1/32	1,094	875
	Vineland NJ GO	4.000%	11/1/40	2,600	2,659
	Vineland NJ GO	4.000%	11/1/41	2,600	2,653
	Vineland NJ GO	4.000%	11/1/42	2,300	2,339
	Washington NJ Board of Education GO	4.000%	8/15/42	1,140	1,156
	West Deptford Township NJ GO	3.000%	2/15/32	640	619
	West Windsor-Plainsboro Regional School District GO	2.375%	8/1/36	3,325	2,795
	Wildwood NJ BAN GO	4.500%	12/13/24	2,780	2,786
	Willingboro Township NJ GO	2.125%	9/1/33	200	169
					2,365,219
Delaware (1.0%)
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/34	170	193
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	1,000	951
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	1,000	936

Vanguard® New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	170	192
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	300	338
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	1,000	916
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	350	392
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	170	191
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	1,000	899
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	170	190
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	650	744
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	600	687
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/39	1,000	1,017
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	150	166
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	750	852
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	700	795
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/40	700	707
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	170	188
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	500	564
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	650	733
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/41	450	453
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	185	203
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	1,440	1,614
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	750	841
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/42	750	753
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	170	186
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	1,500	1,674
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	1,000	1,116
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/43	1,500	1,668
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/43	750	834
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/44	1,745	1,935
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/44	700	776
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/46	1,000	993
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/49	1,000	1,098
					25,795
Guam (0.2%)
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	200	201
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,750	1,706
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,135	1,138
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	1,355	1,359
					4,404
New York (3.7%)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	650	683
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/31	5,000	5,041
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	5,560	6,037
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,140	3,198
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	1,310	1,326
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/38	3,800	4,025
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/38	1,985	2,286
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	1,000	1,008
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	3,560	3,560
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	2,695	2,902
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/39	1,380	1,576
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	3,150	3,174
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	935	939
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/40	1,000	1,137
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/41	1,000	1,134
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/42	4,000	4,508
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/43	1,730	1,936
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/46	2,500	2,486
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/48	3,315	3,636
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	8,000	7,992
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/52	5,000	5,428
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/52	2,000	2,199
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	8,000	8,713
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	3,000	3,268
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/54	2,000	2,193
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	2,500	2,674
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	10,405	10,895
					93,954
Ohio (0.2%)
[12]	Freddie Mac Pool	3.350%	6/1/38	4,249	3,963

Vanguard® New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania (2.4%)
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	2,250	2,364
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	135	148
[2]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/34	1,660	1,668
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	1,000	1,049
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	135	147
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	175	190
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	2,260	2,365
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	155	169
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	5,490	5,754
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	150	163
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/38	215	233
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/39	170	182
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	17,000	17,629
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	5,500	5,655
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	12,040	12,070
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	1,000	1,075
	Delaware River Port Authority Highway Revenue	5.000%	1/1/38	3,900	4,193
	Delaware River Port Authority Highway Revenue	5.000%	1/1/39	3,500	3,759
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	2,500	2,503
					61,316
Puerto Rico (1.3%)
	Commonwealth of Puerto Rico	1.000%	11/1/43	1,456	921
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	1,639	1,650
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	1,862	1,938
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	2,546	2,738
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	3,358	3,718
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	657	442
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	2,659	2,637
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	788	777
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	285	279
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	380	361
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	84	78
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,080	1,139
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	500	528
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,250	1,326
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/35	285	298
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,043	937
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	580	483
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,001	767
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	305	215
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	7,088	7,000
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	1,435	1,421
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	1,134	1,120

Vanguard® New Jersey Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	2,303	2,312
				33,085
Total Tax-Exempt Municipal Bonds (Cost $2,614,479)				2,587,736
Total Investments (102.0%) (Cost $2,614,479)				2,587,736
Other Assets and Liabilities—Net (-2.0%)				(50,553)
Net Assets (100%)				2,537,183
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, the aggregate value was $107,466,000, representing 4.2% of net assets.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2024.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Securities with a value of $532,000 have been segregated as initial margin for open futures contracts.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
12	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
BAN—Bond Anticipation Note.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2024	142	15,535	(37)

Short Futures Contracts
Ultra Long U.S. Treasury Bond	December 2024	(86)	(11,347)	157
				120
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

Vanguard® New Jersey Long-Term Tax-Exempt Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,587,736	—	2,587,736
Derivative Financial Instruments
Assets
Futures Contracts[1]	157	—	—	157
Liabilities
Futures Contracts[1]	(37)	—	—	(37)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.